Note 9 - Share Capital (Tables)	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	for the three months ended				for the nine months ended
	July 31, 2023		July 31, 2022		July 31, 2023		July 31, 2022

		Weighted		Weighted		Weighted		Weighted
	Number of	average	Number of	average	Number of	average	Number of	average
	options	exercise price	options	exercise price	options	exercise price	options	exercise price

Outstanding, beginning of period	952,776	$15.53	953,730	$15.53	965,766	$15.53	40,000	$7.00
Granted	-	-	-	-	1,500	15.90	913,730	15.90
Exercised	-	-	-	-	-	-	-	-
Forfeited/cancelled	(26,000)	15.90	-	-	(40,490)	15.90	-	-
Expired	-	-	-	-	-	-	-	-

Outstanding, end of period	926,776	$15.52	953,730	$15.53	926,776	$15.52	953,730	$15.53